Financial and capital management - Capital Management (Details)		12 Months Ended
	Feb. 05, 2026 $ / shares	Dec. 31, 2025	Dec. 31, 2024	May 07, 2025 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Target adjusted EBITDA to net debt leverage ratio		3.0	3.0
Exceeded limit in internal net debt leverage ratio		0.78	0.81
Net debt leverage ratio		3.78	3.81
Dividends paid, ordinary shares per share (in cad per share)				$ 1.75
Shares issued from treasury, discount, percentage			2.00%	2.00%
Percentage of preferred shares included in debt leverage calculation		50.00%
Major ordinary share transactions | Quarterly
Disclosure of objectives, policies and processes for managing capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in cad per share)	$ 0.4375